Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 2,694	$ 2,460	$ 2,577	$ 7,750	$ 7,526
Non-interest income	2,038	2,082	1,970	6,089	5,856
Revenue	4,732	4,542	4,547	13,839	13,382
Provision for (reversal of) credit losses	291	255	241	884	606
Amortization and impairment	177	178	167	526	495
Other non-interest expenses	2,493	2,410	2,405	7,492	7,172
Income (loss) before income taxes	1,771	1,699	1,734	4,937	5,109
Income taxes	373	351	365	1,009	1,093
Net income (loss)	1,398	1,348	1,369	3,928	4,016
Net income (loss) attributable to non-controlling interests	6	7	4	17	15
Net income (loss) attributable to equity shareholders	1,392	1,341	1,365	3,911	4,001
Average assets	648,537	633,556	605,220	634,238	596,660
Capital markets [member]
Disclosure of operating segments [line items]
Net interest income	331	255	353	872	1,153
Non-interest income	415	496	399	1,330	1,110
Revenue	746	751	752	2,202	2,263
Provision for (reversal of) credit losses	42		(1)	108	(26)
Amortization and impairment	1	1	1	3	3
Other non-interest expenses	389	371	383	1,127	1,133
Income (loss) before income taxes	314	379	369	964	1,153
Income taxes	83	100	104	253	317
Net income (loss)	231	279	265	711	836
Net income (loss) attributable to equity shareholders	231	279	265	711	836
Average assets	189,554	182,980	167,928	183,034	166,574
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Net interest income	358	338	317	1,041	913
Non-interest income	151	137	131	422	396
Revenue	509	475	448	1,463	1,309
Provision for (reversal of) credit losses	29	11	14	56	39
Amortization and impairment	27	27	27	81	82
Other non-interest expenses	255	250	219	752	677
Income (loss) before income taxes	198	187	188	574	511
Income taxes	26	24	26	71	77
Net income (loss)	172	163	162	503	434
Net income (loss) attributable to equity shareholders	172	163	162	503	434
Average assets	49,155	47,939	42,716	47,934	41,472
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,642	1,540	1,575	4,749	4,581
Non-interest income	597	588	601	1,784	1,823
Revenue	2,239	2,128	2,176	6,533	6,404
Provision for (reversal of) credit losses	204	229	199	641	550
Amortization and impairment	24	25	27	72	75
Other non-interest expenses	1,116	1,097	1,078	3,517	3,220
Income (loss) before income taxes	895	777	872	2,303	2,559
Income taxes	238	207	233	613	680
Net income (loss)	657	570	639	1,690	1,879
Net income (loss) attributable to equity shareholders	657	570	639	1,690	1,879
Average assets	258,848	258,272	259,576	258,987	258,773
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	305	293	290	918	833
Non-interest income	718	710	698	2,100	2,046
Revenue	1,023	1,003	988	3,018	2,879
Provision for (reversal of) credit losses	17	23	(4)	83	(2)
Amortization and impairment	2	2	2	6	7
Other non-interest expenses	529	528	511	1,570	1,540
Income (loss) before income taxes	475	450	479	1,359	1,334
Income taxes	127	122	129	364	360
Net income (loss)	348	328	350	995	974
Net income (loss) attributable to equity shareholders	348	328	350	995	974
Average assets	63,522	61,779	56,602	61,830	54,974
All other segments [member]
Disclosure of operating segments [line items]
Net interest income	58	34	42	170	46
Non-interest income	157	151	141	453	481
Revenue	215	185	183	623	527
Provision for (reversal of) credit losses	(1)	(8)	33	(4)	45
Amortization and impairment	123	123	110	364	328
Other non-interest expenses	204	164	214	526	602
Income (loss) before income taxes	(111)	(94)	(174)	(263)	(448)
Income taxes	(101)	(102)	(127)	(292)	(341)
Net income (loss)	(10)	8	(47)	29	(107)
Net income (loss) attributable to non-controlling interests	6	7	4	17	15
Net income (loss) attributable to equity shareholders	(16)	1	(51)	12	(122)
Average assets	$ 87,458	$ 82,586	$ 78,398	$ 82,453	$ 74,867